Initial Public Offering - Additional Information (Detail) - USD ($)				2 Months Ended	5 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Mar. 26, 2021	Mar. 31, 2021	Jun. 30, 2021	Feb. 01, 2021
Proceeds from sale of Private Placement Shares	$ 11,326,880			$ 11,326,880	$ 407,339,180
IPO
Shares issued, price per share			$ 10.00
Class A Common Stock
Stock Issued During Period, Shares, New Issues			41,634,412
Common Stock Par Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock | IPO
Stock Issued During Period, Shares, New Issues			40,000,000
Common Stock Par Value Per Share			$ 0.0001
Shares issued, price per share			$ 10.00
Class A Common Stock | Over-Allotment Option
Stock Issued During Period, Shares, New Issues		16,344,118	1,634,412
Shares issued, price per share			$ 10.00
Class A Common Stock | Private Placement
Stock Issued During Period, Shares, New Issues	32,688		1,100,000	1,132,688
Shares issued, price per share	$ 10.00		$ 10.00	$ 10.00
Proceeds from sale of Private Placement Shares	$ 326,880		$ 11,000,000